LONG-TERM DEBT (Studio City Project Facility) - Additional Information (Detail)	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended						0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] HKD	Dec. 31, 2013 Studio City Project Facility [Member] USD ($)	Oct. 19, 2012 Studio City Project Facility [Member]	Jan. 28, 2013 Studio City Project Facility [Member] After Last Day of Second Full Fiscal Quarter After Opening Date [Member] Minimum [Member]	Jan. 28, 2013 Studio City Project Facility [Member] After Last Day of Second Full Fiscal Quarter After Opening Date [Member] Maximum [Member]	Dec. 31, 2013 Studio City Project Facility [Member] Cash Collateral [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] HKD	Dec. 31, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] Letters of Credit [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] Letters of Credit [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] HKD	Dec. 31, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] HKD
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 1,395,357,000	10,855,880,000						$ 99,668,000	775,420,000			$ 49,834,000	387,710,000	$ 1,295,689,000	10,080,460,000
Percentage of interest on Studio City International by noncontrolling shareholder							40.00%
Percentage of interest on Studio City International by MCE							60.00%
Maturity date											Jan. 28, 2018	Jan. 28, 2018					Jan. 28, 2018	Jan. 28, 2018
Interest rate margin per annum added to HIBOR				4.50%	4.50%			3.75%	4.50%
Minimum percentage of outstanding indebtedness to be hedged																	50.00%	50.00%
Net assets restricted from distribution						217,000,000
Loan commitment fees recognized	25,643,000	1,324,000	1,411,000			23,190,000
Liability cap on contingent equity undertaking or similar				225,000,000
Restricted cash non-current portion	373,371,000	741,683,000								225,000,000
Amount available for future drawdown													$ 99,668,000	775,420,000					$ 1,295,689,000	10,080,460,000